Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,302,000.00
Total Fee Amount	374.27
Total Offset Amount	0.00
Net Fee	$ 374.27
Offering Table N/A
Offset Table N/A	N/A